SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS

NOTE 14. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date. The following material subsequent event was as follows:

On November 2, 2011, the Company closed an investment pursuant to a Securities Purchase Agreement dated November 2, 2011 (the “Agreement”) with Michael K. Clark, the Company’s Chairman of the Board, and Glenn D. Estrella, the Company’s Chief Executive Officer and President, for the purchase of common stock, par value $0.00001 per share of the Company (the “Common Stock”) and warrants to purchase shares of Common Stock.  Mr. Clark purchased 1,333,333 shares and Mr. Estrella purchased 133,333 shares of Common Stock at a purchase price of $0.075 per share for a total purchase price of approximately $100,000 and $10,000, respectively, which shares shall be restricted pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the rules promulgated thereunder.  Mssrs. Clark and Estrella also received Common Stock Purchase Warrants (the “Warrants”) to purchase an additional 1,333,333 shares and 133,333 shares of Common Stock, respectively, at a purchase price of $0.21 per share, which warrants expire in three years.  The Warrants are exercisable on a cashless basis.  Pursuant to the Agreement, the Company is authorized to sell up to an aggregate of $1,000,000 of Common Stock and Warrants, $110,000 of which was purchased at the closing on November 2, 2011.

Also on November 2, 2011, the Company entered into conversion agreements with certain members of management to convert $140,000 of accrued cash salary into shares of Common Stock and warrants to purchase shares of Common Stock (the "Equity Conversion").  In connection with the Equity Conversion, the shares of Common Stock were valued at $0.075 per share and an aggregate of 1,866,667 shares were issued, which shares shall be restricted pursuant to the Securities Act, along with warrants to purchase an additional 1,866,667 shares of Common Stock, with an exercise price of $0.21 per share and a term of three years. The warrants are exercisable on a cashless basis.

NOTE 15

Subsequent Events

The Company has evaluated subsequent events that have occurred through March 30, 2011, the date of the consolidated financial statements.

On March 2, 2011, the Company entered into a 12% Secured Promissory Note with a principal amount of $200,000. The principal and interest is due in full on March 2, 2012. The note is secured by a security agreement for substantially all of the Company’s assets.

On March 22, 2011, the Company entered into a Settlement Agreement (the “Agreement”) with TAO, Kroeplin and GTC pursuant to which the parties agreed, among other things:

•	To terminate all existing agreements between the parties (the “Old Agreements”);
•	That TAO and Kroeplin are to keep all cash and shares of the Company’s Common Stock previously paid to them and that the Company is to ship back to TAO the old STS 111 (SD34) airship;
•	To discharge $2,474,753 in debt owed by the Company under the Old Agreements, reflected as $2,185,000 in Other Accrued Liabilities and $289,753 in Accounts Payable on the Company’s Consolidated Balance Sheet as of December 31, 2010;
•	To cooperate to wind down and dissolve the joint venture, Sanswire-TAO Corp.;
•	To negotiate the potential terms of a revised relationship among the parties for the next 60 days;
•	To a mutual non-disparagement clause and a mutual release and covenant not to sue for any claim related to the Old Agreements and for any claim that may exist currently;
•	The Company warranted that, to its knowledge, it is not using any trade secret rights of TAO or Kroeplin and that it will not intentionally develop products that use any trade secret rights of TAO or Kroeplin, nor will it intentionally infringe any patent of TAO or Kroeplin in any country where such patent is valid; and
•	That the parties will not use the name, logo or trademarks of any of the parties in any commercial activity or promotional or advertising materials, including on its website.